JPMorgan Corporate Bond Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 94.6%
Aerospace & Defense — 1.1%
Boeing Co. (The)
2.95%, 2/1/2030	290	275
5.81%, 5/1/2050	160	159
3.83%, 3/1/2059	158	111
3.95%, 8/1/2059	1,034	746
7.01%, 5/1/2064	185	212
Leidos, Inc.
4.38%, 5/15/2030	747	748
2.30%, 2/15/2031	442	398
5.40%, 3/15/2032	416	434
Lockheed Martin Corp. 5.70%, 11/15/2054	470	485
RTX Corp.
2.38%, 3/15/2032	449	401
4.88%, 10/15/2040	339	333
		4,302
Air Freight & Logistics — 0.0% ^
FedEx Corp. 3.25%, 5/15/2041	177	133
Automobile Components — 0.0% ^
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	21	20
Automobiles — 1.0%
Ford Motor Co. 3.25%, 2/12/2032	245	215
General Motors Co. 5.95%, 4/1/2049	150	147
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	1,050	1,078
6.45%, 3/18/2035 (a)	545	567
Volkswagen Group of America Finance LLC (Germany)
5.30%, 3/22/2027 (a)	806	816
4.45%, 9/11/2027 (a)	207	208
5.80%, 3/27/2035 (a)	625	650
		3,681
Banks — 19.8%
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	200	207
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (b)	200	213
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	800	830
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (d) (e)	600	668
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (d) (e)	200	241
5.13%, 11/6/2035	200	202
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	747	766
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	1,307	1,301
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (b) (d) (e)	336	348
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (b) (d) (e)	1,191	1,204
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (b)	795	759

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (b)	495	513
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	452	416
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	911	817
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	1,230	1,235
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	580	604
(SOFR + 1.74%), 5.52%, 10/25/2035 (b)	510	527
(SOFR + 1.64%), 5.46%, 5/9/2036 (b)	1,677	1,768
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	304	287
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	403	303
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	490	510
Bank of Nova Scotia (The) (Canada)
5.45%, 8/1/2029	582	608
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (c)	208	201
Barclays plc (United Kingdom) (SOFR + 1.56%), 4.94%, 9/10/2030 (b)	1,000	1,020
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	405	416
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	860	907
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	480	493
BPCE SA (France) (SOFR + 1.68%), 5.88%, 1/14/2031 (a) (b)	550	576
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (b)	305	343
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (b)	200	214
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (b)	200	208
Citibank NA 5.80%, 9/29/2028	495	520
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	189	188
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (b) (d) (e)	770	789
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (d) (e)	800	806
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (b) (d) (e)	528	540
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	930	923
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (b) (d) (e)	555	568
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	1,185	1,196
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	471	449
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	845	866
(SOFR + 1.17%), 4.50%, 9/11/2031 (b)	469	472
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	272	247
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	756	679
(SOFR + 2.06%), 5.83%, 2/13/2035 (b)	389	407
(SOFR + 1.47%), 5.33%, 3/27/2036 (b)	1,265	1,305
(SOFR + 1.49%), 5.17%, 9/11/2036 (b)	1,050	1,072
Credit Agricole SA (France) (SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	1,025	1,046
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	215	224
Fifth Third Bancorp (SOFR + 1.66%), 4.34%, 4/25/2033 (b)	340	333
HSBC Holdings plc (United Kingdom)
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	480	489
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	455	482

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	610	621
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	960	993
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	200	206
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	2,470	2,554
(SOFR + 1.19%), 4.62%, 11/6/2031 (b)	740	745
(SOFR + 1.43%), 5.13%, 11/6/2036 (b)	760	767
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	306	321
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (b)	143	150
ING Groep NV (Netherlands) (SOFRINDX + 1.01%), 5.09%, 3/25/2029 (b)	1,030	1,033
Intesa Sanpaolo SpA (Italy)
6.63%, 6/20/2033 (a)	998	1,104
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	845	721
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (b)	425	425
KeyBank NA 3.90%, 4/13/2029	300	295
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	810	811
M&T Bank Corp.
(SOFR + 0.93%), 4.83%, 1/16/2029 (b)	201	204
(SOFR + 1.40%), 5.18%, 7/8/2031 (b)	333	342
(SOFR + 2.26%), 6.08%, 3/13/2032 (b)	860	915
(SOFR + 1.61%), 5.39%, 1/16/2036 (b)	391	399
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.53%, 9/12/2031 (b)	745	751
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (b)	2,405	2,455
Morgan Stanley Private Bank NA (SOFR + 1.08%), 4.73%, 7/18/2031 (b)	815	829
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d) (e)	295	295
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (d) (e)	200	224
NatWest Markets plc (United Kingdom) 4.41%, 11/6/2030 (a)	830	833
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.63%, 9/13/2033 (a) (b)	768	768
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (b) (d) (e)	283	291
(SOFR + 1.26%), 4.81%, 10/21/2032 (b)	565	576
(SOFR + 2.28%), 6.88%, 10/20/2034 (b)	298	339
(SOFR + 1.90%), 5.68%, 1/22/2035 (b)	270	286
(SOFR + 1.42%), 5.37%, 7/21/2036 (b)	275	285
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (b)	1,000	1,015
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (b)	1,645	1,668
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (b)	2,185	2,288
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (b)	200	200
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (d) (e)	900	943
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	300	311
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (b)	1,035	1,118
Toronto-Dominion Bank (The) (Canada) 4.93%, 10/15/2035	555	561

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	1,423	1,453
(SOFR + 1.40%), 4.96%, 10/23/2036 (b)	445	443
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	733	682
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (b)	925	941
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (b)	355	367
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	341	366
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	210	223
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	745	742
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,114	1,126
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	185	192
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	950	987
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	3,081	3,191
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	407	427
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	1,830	1,938
(SOFR + 1.34%), 4.89%, 9/15/2036 (b)	2,230	2,249
		76,275
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	444	444
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.95%, 1/15/2042	715	695
5.80%, 1/23/2059	39	40
Coca-Cola Co. (The) 2.50%, 6/1/2040	121	91
Keurig Dr. Pepper, Inc. 3.35%, 3/15/2051	290	196
		1,466
Biotechnology — 1.7%
AbbVie, Inc.
5.05%, 3/15/2034	250	259
4.05%, 11/21/2039	350	317
4.63%, 10/1/2042	375	347
4.40%, 11/6/2042	262	238
4.25%, 11/21/2049	1,076	908
5.50%, 3/15/2064	80	80
Amgen, Inc.
3.15%, 2/21/2040	900	720
4.66%, 6/15/2051	170	149
4.20%, 2/22/2052	458	371
4.88%, 3/1/2053	697	627
5.75%, 3/2/2063	282	282
Biogen, Inc.
2.25%, 5/1/2030	680	626
5.75%, 5/15/2035	530	564
6.45%, 5/15/2055	230	247

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Gilead Sciences, Inc.
5.25%, 10/15/2033	590	623
5.65%, 12/1/2041	130	136
		6,494
Broadline Retail — 0.4%
Amazon.com, Inc.
4.65%, 11/20/2035	1,520	1,534
2.50%, 6/3/2050	282	174
		1,708
Building Products — 0.2%
CRH America Finance, Inc.
4.40%, 2/9/2031	190	190
5.00%, 2/9/2036	325	328
EMRLD Borrower LP 6.75%, 7/15/2031 (a)	55	58
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	56	56
		632
Capital Markets — 7.0%
Charles Schwab Corp. (The) (SOFR + 1.23%), 4.91%, 11/14/2036 (b)	865	867
Deutsche Bank AG (Germany)
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	258	265
(SOFR + 1.30%), 4.95%, 8/4/2031 (b)	670	680
(SOFR + 3.65%), 7.08%, 2/10/2034 (b)	615	676
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	2,485	2,642
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	500	508
(SOFR + 1.08%), 5.21%, 1/28/2031 (b)	855	886
(SOFR + 1.58%), 5.22%, 4/23/2031 (b)	1,960	2,031
(SOFR + 1.06%), 4.37%, 10/21/2031 (b)	2,285	2,288
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	1,470	1,526
(SOFR + 1.38%), 5.54%, 1/28/2036 (b)	322	337
(SOFR + 1.33%), 4.94%, 10/21/2036 (b)	1,190	1,194
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	640	582
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 4.83%, 12/28/2025 (b) (d) (e)	143	117
Morgan Stanley
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	240	238
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	380	391
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	620	648
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	410	421
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,540	1,563
(SOFR + 1.11%), 5.23%, 1/15/2031 (b)	795	822
(SOFR + 1.51%), 5.19%, 4/17/2031 (b)	567	587
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (b)	575	576
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	463	417
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	1,396	1,229
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (b)	1,801	1,807
(SOFR + 1.71%), 5.52%, 11/19/2055 (b)	280	283

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
S&P Global, Inc. 2.30%, 8/15/2060	88	46
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (d) (e)	104	108
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (b) (d) (e)	605	630
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	200	219
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	805	843
(SOFR + 1.29%), 4.84%, 11/6/2033 (a) (b)	715	721
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	550	644
(SOFR + 1.34%), 5.01%, 3/23/2037 (a) (b)	235	235
		27,027
Chemicals — 0.9%
Celanese US Holdings LLC 7.05%, 11/15/2030 (f)	92	95
CF Industries, Inc.
5.30%, 11/26/2035	1,100	1,108
4.95%, 6/1/2043	104	94
Chevron Phillips Chemical Co. LLC 4.75%, 5/15/2030 (a)	750	762
Dow Chemical Co. (The) 4.38%, 11/15/2042	226	183
DuPont de Nemours, Inc.
5.32%, 11/15/2038	935	953
5.42%, 11/15/2048	54	52
EIDP, Inc. 5.13%, 5/15/2032	400	412
		3,659
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	59	57
GFL Environmental, Inc. 6.75%, 1/15/2031 (a)	2,445	2,567
		2,624
Construction & Engineering — 0.6%
Quanta Services, Inc.
2.90%, 10/1/2030	242	227
4.50%, 1/15/2031	935	939
5.25%, 8/9/2034	764	790
5.10%, 8/9/2035	560	567
		2,523
Consumer Finance — 2.8%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	1,715	1,660
5.00%, 11/15/2035	150	149
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (b)	175	179
(SOFR + 1.79%), 5.67%, 4/25/2036 (b)	220	234
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	405	422
5.75%, 11/15/2029 (a)	1,573	1,634
5.15%, 1/15/2030 (a)	625	635

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.90%, 10/10/2030 (a)	735	740
4.95%, 10/15/2032 (a)	480	475
Ford Motor Credit Co. LLC
5.80%, 3/8/2029	1,120	1,142
5.88%, 11/7/2029	200	205
7.20%, 6/10/2030	1,466	1,574
General Motors Financial Co., Inc.
5.63%, 4/4/2032	28	29
6.10%, 1/7/2034	120	128
5.95%, 4/4/2034	535	563
5.90%, 1/7/2035	900	942
		10,711
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc. 3.50%, 3/15/2029 (a)	70	67
Kroger Co. (The)
5.40%, 7/15/2040	280	284
5.65%, 9/15/2064	540	526
		877
Containers & Packaging — 0.6%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	310	318
5.50%, 3/17/2035	500	519
Ball Corp. 2.88%, 8/15/2030	53	49
Berry Global, Inc. 5.80%, 6/15/2031	427	452
Sonoco Products Co.
4.60%, 9/1/2029	350	353
5.00%, 9/1/2034	491	488
		2,179
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	42	27
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	294	200
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	142	113
		340
Diversified REITs — 0.8%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	305	307
5.50%, 6/15/2034	810	843
Simon Property Group LP 5.13%, 10/1/2035	702	716
Unibail-Rodamco-Westfield SE (France) (EUR Swap Annual 5 Year + 2.51%), 4.88%, 7/4/2030 (b) (d) (e) (g)	400	478
WP Carey, Inc.
2.40%, 2/1/2031	676	608
2.45%, 2/1/2032	69	61
		3,013

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — 2.1%
AT&T, Inc.
5.40%, 2/15/2034	17	18
4.90%, 11/1/2035	895	892
3.50%, 6/1/2041	1,368	1,091
5.55%, 11/1/2045	875	860
3.50%, 9/15/2053	200	137
5.70%, 11/1/2054	995	977
3.55%, 9/15/2055	1,431	981
CCO Holdings LLC 4.25%, 2/1/2031 (a)	523	482
Verizon Communications, Inc.
1.75%, 1/20/2031	1,076	949
5.40%, 7/2/2037 (a)	936	957
3.40%, 3/22/2041	750	594
		7,938
Electric Utilities — 9.3%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	131	82
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (b)	220	219
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	132	92
2.90%, 6/15/2050	210	137
Commonwealth Edison Co.
4.70%, 1/15/2044	320	293
3.70%, 3/1/2045	142	113
Duke Energy Carolinas LLC
4.25%, 12/15/2041	230	206
4.00%, 9/30/2042	336	287
Duke Energy Corp. 5.70%, 9/15/2055	287	286
Duke Energy Florida LLC 4.85%, 12/1/2035	555	558
Duke Energy Indiana LLC
5.25%, 3/1/2034	610	635
3.75%, 5/15/2046	153	121
2.75%, 4/1/2050	134	85
5.40%, 4/1/2053	367	357
Duke Energy Ohio, Inc.
5.30%, 6/15/2035	885	919
5.55%, 3/15/2054	209	209
Duke Energy Progress LLC
2.90%, 8/15/2051	128	83
5.55%, 3/15/2055	22	22
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	122	120
Edison International
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (d) (e)	805	800
5.25%, 3/15/2032	187	187
Electricite de France SA (France) 6.38%, 1/13/2055 (a)	340	359
Emera US Finance LP (Canada)
3.55%, 6/15/2026	220	219
2.64%, 6/15/2031	299	269

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.75%, 6/15/2046	457	395
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (b)	433	436
Enel Finance America LLC (Italy) 2.88%, 7/12/2041 (a)	250	182
Enel Finance International NV (Italy)
4.13%, 9/30/2028 (a)	256	256
5.13%, 6/26/2029 (a)	460	473
4.38%, 9/30/2030 (a)	1,215	1,213
2.50%, 7/12/2031 (a) (f)	579	522
5.75%, 9/30/2055 (a)	320	315
Entergy Arkansas LLC
4.95%, 12/15/2044	106	100
5.75%, 6/1/2054	150	155
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (b)	1,070	1,125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (b)	570	569
Entergy Louisiana LLC
5.15%, 9/15/2034	61	63
4.95%, 1/15/2045	302	280
5.70%, 3/15/2054	260	263
5.80%, 3/15/2055	450	463
Entergy Mississippi LLC
3.50%, 6/1/2051	56	40
5.80%, 4/15/2055	630	648
Entergy Texas, Inc.
5.15%, 6/1/2045	27	26
5.55%, 9/15/2054	85	84
EUSHI Finance, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (b)	350	369
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (b)	365	365
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	98	96
4.55%, 4/1/2049 (a)	155	134
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	740	699
5.40%, 6/1/2033 (a)	576	598
5.65%, 5/9/2034 (a)	1,162	1,218
Louisville Gas and Electric Co. 4.65%, 11/15/2043	41	36
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	350	307
Monongahela Power Co. 5.85%, 2/15/2034 (a)	520	554
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (b)	1,245	1,256
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	280	300
5.90%, 3/15/2055	740	761
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (b)	844	876
NRG Energy, Inc.
4.45%, 6/15/2029 (a)	576	575
4.73%, 10/15/2030 (a)	450	449

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
7.00%, 3/15/2033 (a)	288	319
5.41%, 10/15/2035 (a)	729	730
Ohio Power Co. Series R, 2.90%, 10/1/2051	230	144
Pacific Gas and Electric Co.
5.55%, 5/15/2029	1,371	1,418
3.25%, 6/1/2031	570	530
6.15%, 1/15/2033	178	190
6.40%, 6/15/2033	26	28
4.50%, 7/1/2040	173	152
3.75%, 8/15/2042 (f)	515	395
4.60%, 6/15/2043	175	149
4.25%, 3/15/2046	164	130
3.95%, 12/1/2047	159	120
3.50%, 8/1/2050	400	275
PacifiCorp 2.90%, 6/15/2052	242	144
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	250	265
PECO Energy Co. 2.80%, 6/15/2050	210	135
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	462	478
Public Service Co. of Colorado
2.70%, 1/15/2051	131	81
Series 39, 4.50%, 6/1/2052	113	96
Public Service Co. of Oklahoma 5.45%, 1/15/2036	1,290	1,329
Public Service Electric and Gas Co. 2.05%, 8/1/2050	134	74
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (b)	825	818
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	154	152
5.25%, 3/15/2030	324	333
5.20%, 6/1/2034	772	779
Series 08-A, 5.95%, 2/1/2038	180	185
Series 13-A, 3.90%, 3/15/2043	642	502
Series C, 3.60%, 2/1/2045	54	40
5.70%, 3/1/2053	63	60
5.88%, 12/1/2053	24	23
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	56	44
Union Electric Co.
5.20%, 4/1/2034	460	477
5.25%, 1/15/2054	205	196
Virginia Electric and Power Co.
Series D, 4.65%, 8/15/2043	210	191
2.45%, 12/15/2050	498	292
5.70%, 8/15/2053	180	181
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	314	312
4.38%, 5/1/2029 (a)	115	114
4.60%, 10/15/2030 (a)	116	116
6.95%, 10/15/2033 (a)	191	213
6.00%, 4/15/2034 (a)	392	414

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.70%, 12/30/2034 (a)	155	160
5.25%, 10/15/2035 (a)	281	280
		35,923
Electrical Equipment — 0.3%
Eaton Corp. 4.15%, 11/2/2042	560	495
Regal Rexnord Corp.
6.05%, 4/15/2028	380	393
6.40%, 4/15/2033	153	165
		1,053
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	364	354
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	21	20
		374
Entertainment — 0.2%
Electronic Arts, Inc. 2.95%, 2/15/2051	116	109
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	172	178
5.60%, 6/12/2034	486	510
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	63	58
		855
Financial Services — 1.3%
Corebridge Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 6.88%, 12/1/2030 (b) (c) (d) (e)	259	265
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (b)	122	123
Equitable America Global Funding 4.70%, 9/15/2032 (a)	755	751
Equitable Holdings, Inc. 4.57%, 2/15/2029 (a)	169	170
Global Payments, Inc.
4.50%, 11/15/2028	1,470	1,475
4.88%, 11/15/2030	715	717
2.90%, 11/15/2031	750	671
5.20%, 11/15/2032	305	306
5.55%, 11/15/2035	350	350
NTT Finance Corp. (Japan) 5.50%, 7/16/2035 (a)	200	209
Rocket Mortgage LLC 3.88%, 3/1/2031 (a)	61	58
		5,095
Food Products — 2.0%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	682	713
JBS USA Holding Lux SARL
3.00%, 5/15/2032	1,310	1,185
5.50%, 1/15/2036 (a)	765	783
4.38%, 2/2/2052	5	4
6.38%, 4/15/2066 (a)	240	244
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	329	348
Kraft Heinz Foods Co.
4.38%, 6/1/2046	720	605

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
5.50%, 6/1/2050	435	413
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	59	57
Mars, Inc.
4.60%, 3/1/2028 (a)	885	896
5.00%, 3/1/2032 (a)	390	403
5.20%, 3/1/2035 (a)	1,330	1,376
5.65%, 5/1/2045 (a)	323	330
5.70%, 5/1/2055 (a)	295	301
5.80%, 5/1/2065 (a)	62	64
		7,722
Gas Utilities — 0.1%
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	361	254
Ground Transportation — 1.0%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	215	184
3.90%, 8/1/2046	66	54
3.05%, 2/15/2051	115	78
Canadian Pacific Railway Co. (Canada)
4.95%, 8/15/2045	103	97
4.70%, 5/1/2048	341	307
3.50%, 5/1/2050	220	161
3.10%, 12/2/2051	630	425
Norfolk Southern Corp.
3.95%, 10/1/2042	62	52
4.45%, 6/15/2045	285	251
3.05%, 5/15/2050	231	155
2.90%, 8/25/2051	320	207
Uber Technologies, Inc.
4.50%, 8/15/2029 (a)	738	737
4.80%, 9/15/2035	510	510
5.35%, 9/15/2054	505	489
		3,707
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc. 2.27%, 12/1/2028	241	227
Medline Borrower LP 3.88%, 4/1/2029 (a)	40	39
Solventum Corp. 5.45%, 3/13/2031	1,495	1,561
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	735	768
		2,595
Health Care Providers & Services — 3.1%
Aetna, Inc.
6.75%, 12/15/2037	250	279
4.75%, 3/15/2044	131	116
Cardinal Health, Inc.
5.15%, 9/15/2035	346	354
5.75%, 11/15/2054	175	177

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cencora, Inc.
4.85%, 12/15/2029	165	169
2.80%, 5/15/2030	65	61
2.70%, 3/15/2031	316	292
4.25%, 3/1/2045	535	457
Cigna Group (The) 4.50%, 9/15/2030	450	453
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	13	9
CVS Health Corp.
4.13%, 4/1/2040	776	671
5.88%, 6/1/2053	142	140
Elevance Health, Inc.
4.63%, 5/15/2042	263	238
4.65%, 1/15/2043	398	360
HCA, Inc.
5.20%, 6/1/2028	403	413
5.63%, 9/1/2028	1,040	1,074
5.88%, 2/1/2029	403	420
4.13%, 6/15/2029	266	265
2.38%, 7/15/2031	75	67
5.50%, 3/1/2032	740	776
4.60%, 11/15/2032	716	716
4.90%, 11/15/2035	111	111
5.50%, 6/15/2047	2	2
5.25%, 6/15/2049	120	111
4.63%, 3/15/2052	244	204
5.95%, 9/15/2054	552	556
6.20%, 3/1/2055	110	115
5.70%, 11/15/2055	255	249
Iowa Health System Series 2020, 3.67%, 2/15/2050	227	173
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	293	209
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	315	274
Quest Diagnostics, Inc. 5.00%, 12/15/2034	605	617
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	25
UnitedHealth Group, Inc.
5.35%, 2/15/2033	509	534
3.50%, 8/15/2039	160	135
2.75%, 5/15/2040	200	152
3.05%, 5/15/2041	106	82
2.90%, 5/15/2050	116	75
5.05%, 4/15/2053	250	231
5.38%, 4/15/2054	219	212
5.63%, 7/15/2054	250	250
6.05%, 2/15/2063	230	241
		12,065
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	1,230	1,043

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
3.55%, 3/15/2052	290	197
Healthpeak OP LLC 5.38%, 2/15/2035	220	226
Ventas Realty LP 3.00%, 1/15/2030	826	787
		2,253
Health Care Technology — 0.0% ^
IQVIA, Inc. 6.25%, 6/1/2032 (a)	31	32
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	39	38
Caesars Entertainment, Inc. 7.00%, 2/15/2030 (a)	56	58
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (a)	59	57
Marriott International, Inc. 5.50%, 4/15/2037	455	470
McDonald's Corp.
4.40%, 2/12/2031	630	636
3.63%, 9/1/2049	400	300
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (a)	410	419
		1,978
Household Durables — 0.1%
Sekisui House US, Inc. 6.00%, 1/15/2043	305	287
Independent Power and Renewable Electricity Producers — 1.4%
AES Corp. (The)
5.45%, 6/1/2028	359	367
5.80%, 3/15/2032	555	570
Calpine Corp.
4.50%, 2/15/2028 (a)	260	259
5.13%, 3/15/2028 (a)	250	251
4.63%, 2/1/2029 (a)	980	973
5.00%, 2/1/2031 (a)	759	761
Constellation Energy Generation LLC 5.60%, 6/15/2042	97	98
Southern Power Co.
Series A, 4.25%, 10/1/2030	234	234
Series B, 4.90%, 10/1/2035	1,418	1,409
5.25%, 7/15/2043	205	197
Series F, 4.95%, 12/15/2046	389	354
		5,473
Insurance — 1.7%
Athene Global Funding
5.03%, 7/17/2030 (a)	1,320	1,336
5.54%, 8/22/2035 (a)	1,195	1,203
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	200	158
Corebridge Global Funding 4.90%, 8/21/2032 (a)	361	365
Guardian Life Global Funding 4.67%, 9/5/2032 (a)	785	792
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	98	86
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	284	283
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	405	420
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	390	310

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
New York Life Global Funding 1.20%, 8/7/2030 (a)	220	192
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	123	98
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (a)	232	250
3.85%, 9/30/2047 (a)	144	113
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	212	223
Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039 (a)	630	729
		6,558
Interactive Media & Services — 1.6%
Alphabet, Inc.
4.10%, 11/15/2030	800	807
4.70%, 11/15/2035	775	788
5.45%, 11/15/2055	225	229
Meta Platforms, Inc.
4.60%, 11/15/2032	454	461
4.88%, 11/15/2035	790	799
5.50%, 11/15/2045	490	490
4.45%, 8/15/2052	353	297
5.60%, 5/15/2053	215	214
5.40%, 8/15/2054	1,255	1,217
5.63%, 11/15/2055	600	598
5.75%, 5/15/2063	114	114
5.55%, 8/15/2064	190	184
		6,198
IT Services — 0.0% ^
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	40	38
Media — 2.1%
Charter Communications Operating LLC
5.85%, 12/1/2035	570	571
3.50%, 6/1/2041	757	540
3.50%, 3/1/2042	111	78
6.48%, 10/23/2045	472	452
4.80%, 3/1/2050	650	499
3.70%, 4/1/2051	263	169
Comcast Corp.
5.30%, 5/15/2035	345	356
5.17%, 1/15/2037 (a)	281	281
3.75%, 4/1/2040	73	61
2.80%, 1/15/2051	1,126	673
2.89%, 11/1/2051	1,420	859
2.94%, 11/1/2056	2,338	1,357
Lamar Media Corp. 4.00%, 2/15/2030	40	39
Time Warner Cable LLC
6.55%, 5/1/2037	500	511
5.88%, 11/15/2040	953	885

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.50%, 9/1/2041	980	869
4.50%, 9/15/2042	67	52
		8,252
Metals & Mining — 1.2%
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (a)	910	842
5.75%, 4/5/2034 (a)	230	242
Corp. Nacional del Cobre de Chile (Chile) 6.78%, 1/13/2055 (a)	486	523
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	475	463
Glencore Funding LLC (Australia)
5.19%, 4/1/2030 (a)	220	227
6.38%, 10/6/2030 (a)	800	865
5.63%, 4/4/2034 (a)	65	68
5.67%, 4/1/2035 (a)	883	928
Novelis Corp. 4.75%, 1/30/2030 (a)	59	57
Vale Overseas Ltd. (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (a) (b)	250	249
		4,464
Multi-Utilities — 2.5%
Ameren Corp. 5.38%, 3/15/2035	127	131
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (b)	360	373
Consolidated Edison Co. of New York, Inc. 5.75%, 11/15/2055	335	343
Consumers Energy Co. 3.95%, 5/15/2043	355	297
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (d) (e)	450	444
Series B, 3.30%, 4/15/2041	540	417
Series C, 4.90%, 8/1/2041	385	360
4.70%, 12/1/2044	311	278
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (b)	713	721
DTE Energy Co.
5.20%, 4/1/2030	1,100	1,138
5.05%, 10/1/2035	950	953
Engie SA (France) 5.25%, 4/10/2029 (a)	280	289
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (b)	275	286
Puget Energy, Inc. 5.73%, 3/15/2035	1,022	1,054
Puget Sound Energy, Inc. 5.64%, 4/15/2041	280	284
San Diego Gas & Electric Co.
5.40%, 4/15/2035	790	824
5.35%, 4/1/2053	514	494
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (b)	188	192
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	180	192
4.40%, 6/1/2043	200	175
3.95%, 10/1/2046	151	120
Series 21A, 3.15%, 9/30/2051	321	212
		9,577

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Office REITs — 0.1%
COPT Defense Properties LP
4.50%, 10/15/2030	312	311
2.75%, 4/15/2031	88	80
		391
Oil, Gas & Consumable Fuels — 12.4%
Antero Resources Corp. 5.38%, 3/1/2030 (a)	1,025	1,034
BG Energy Capital plc 5.13%, 10/15/2041 (a)	365	356
BP Capital Markets America, Inc. 3.06%, 6/17/2041	113	87
Buckeye Partners LP 5.60%, 10/15/2044	16	15
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027	459	464
3.70%, 11/15/2029	730	714
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,003	1,003
5.75%, 8/15/2034	790	827
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,037	1,037
Chord Energy Corp. 6.00%, 10/1/2030 (a)	39	39
Colonial Enterprises, Inc. 5.63%, 11/15/2035 (a)	420	425
Columbia Pipelines Holding Co. LLC
6.04%, 8/15/2028 (a)	268	279
5.10%, 10/1/2031 (a)	102	104
5.00%, 11/17/2032 (a)	645	646
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	125	133
6.04%, 11/15/2033 (a)	486	522
5.96%, 2/15/2055 (a)	180	179
ConocoPhillips Co. 5.70%, 9/15/2063	330	328
Coterra Energy, Inc. 5.90%, 2/15/2055	733	714
Diamondback Energy, Inc. 5.75%, 4/18/2054	433	417
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	760	746
4.38%, 6/15/2031 (a)	1,113	1,089
Enbridge, Inc. (Canada) 5.25%, 4/5/2027	920	932
Energy Transfer LP
6.00%, 2/1/2029 (a)	1,285	1,300
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (d) (e)	1,156	1,187
7.38%, 2/1/2031 (a)	210	219
5.95%, 5/15/2054	180	174
6.20%, 4/1/2055	335	334
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (b)	1,045	1,030
Eni SpA (Italy)
5.70%, 10/1/2040 (a)	570	570
5.95%, 5/15/2054 (a)	605	608
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	240	273
5.20%, 1/15/2036	280	287
EOG Resources, Inc. 4.40%, 1/15/2031	525	528

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EQT Corp.
4.50%, 1/15/2029	370	370
6.38%, 4/1/2029	1,570	1,626
7.50%, 6/1/2030	259	286
4.75%, 1/15/2031	765	770
Expand Energy Corp.
5.38%, 2/1/2029	54	54
5.88%, 2/1/2029 (a)	398	398
6.75%, 4/15/2029 (a)	504	508
5.38%, 3/15/2030	1,270	1,288
4.75%, 2/1/2032	492	487
Exxon Mobil Corp. 3.45%, 4/15/2051	400	294
Hess Corp.
6.00%, 1/15/2040	655	717
5.60%, 2/15/2041	410	429
Hess Midstream Operations LP
5.13%, 6/15/2028 (a)	745	745
6.50%, 6/1/2029 (a)	340	352
5.50%, 10/15/2030 (a)	573	579
Kinder Morgan Energy Partners LP
6.38%, 3/1/2041	350	376
4.70%, 11/1/2042	889	788
Kinder Morgan, Inc.
5.15%, 6/1/2030	270	280
3.25%, 8/1/2050	80	53
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,637	1,650
Marathon Petroleum Corp. 4.75%, 9/15/2044	129	112
MPLX LP
5.40%, 9/15/2035	1,050	1,063
5.95%, 4/1/2055	492	482
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	453	454
Northern Natural Gas Co.
4.30%, 1/15/2049 (a)	80	66
3.40%, 10/16/2051 (a)	161	109
Occidental Petroleum Corp. 4.63%, 6/15/2045	278	223
ONEOK Partners LP 6.20%, 9/15/2043	450	461
ONEOK, Inc.
5.38%, 6/1/2029	104	107
5.40%, 10/15/2035	255	259
5.60%, 4/1/2044	570	544
5.05%, 4/1/2045	94	84
Ovintiv, Inc.
6.25%, 7/15/2033	235	249
6.50%, 8/15/2034	105	113
6.50%, 2/1/2038	47	50
Permian Resources Operating LLC 6.25%, 2/1/2033 (a)	75	77

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co.
1.90%, 8/15/2030	505	457
2.15%, 1/15/2031	895	814
Plains All American Pipeline LP 5.60%, 1/15/2036	515	523
Sabine Pass Liquefaction LLC
4.20%, 3/15/2028	460	461
4.50%, 5/15/2030	610	614
Santos Finance Ltd. (Australia)
3.65%, 4/29/2031 (a)	507	475
6.88%, 9/19/2033 (a)	387	425
5.75%, 11/13/2035 (a)	450	451
Shell Finance US, Inc. 4.13%, 11/6/2030	340	342
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	200	202
5.03%, 10/1/2029	900	914
Targa Resources Corp. 5.40%, 7/30/2036	570	575
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	635	485
TotalEnergies Capital SA (France)
5.28%, 9/10/2054	210	202
5.64%, 4/5/2064	260	259
TransCanada PipeLines Ltd. (Canada)
5.60%, 3/31/2034	210	219
6.10%, 6/1/2040	150	159
Transcanada Trust (Canada)
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (b)	930	931
(SOFR + 4.42%), 5.50%, 9/15/2079 (b)	645	639
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,041	979
6.25%, 1/15/2030 (a)	685	692
4.13%, 8/15/2031 (a)	150	137
Venture Global LNG, Inc. 9.50%, 2/1/2029 (a)	105	111
Venture Global Plaquemines LNG LLC 6.75%, 1/15/2036 (a)	89	93
Western Midstream Operating LP 5.45%, 4/1/2044	480	440
Williams Cos., Inc. (The)
4.80%, 11/15/2029	970	989
5.30%, 9/30/2035	173	177
		47,868
Passenger Airlines — 0.0% ^
American Airlines, Inc. 5.75%, 4/20/2029 (a)	57	58
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	30	28
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.
3.25%, 8/1/2042	200	156
3.70%, 3/15/2052	290	219
5.55%, 2/22/2054	1,391	1,405

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
3.90%, 3/15/2062	200	148
Eli Lilly & Co. 5.65%, 10/15/2065	160	166
Merck & Co., Inc. 5.15%, 5/17/2063	90	85
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053	152	147
5.34%, 5/19/2063	884	839
Zoetis, Inc.
5.00%, 8/17/2035	430	438
4.70%, 2/1/2043	19	18
		3,621
Residential REITs — 0.5%
ERP Operating LP 4.95%, 6/15/2032	290	298
Essex Portfolio LP 1.70%, 3/1/2028	340	322
Mid-America Apartments LP 4.65%, 1/15/2033	290	291
UDR, Inc.
4.40%, 1/26/2029	172	173
1.90%, 3/15/2033	205	170
5.13%, 9/1/2034	760	776
		2,030
Retail REITs — 0.7%
Brixmor Operating Partnership LP 4.85%, 2/15/2033	375	376
NNN REIT, Inc.
3.10%, 4/15/2050	400	264
3.50%, 4/15/2051	300	214
3.00%, 4/15/2052	250	159
Realty Income Corp.
3.25%, 1/15/2031	370	352
5.13%, 7/6/2034	570	726
5.13%, 4/15/2035	150	153
Regency Centers LP 2.95%, 9/15/2029	322	309
		2,553
Semiconductors & Semiconductor Equipment — 2.3%
Broadcom, Inc.
4.55%, 2/15/2032	140	142
4.90%, 7/15/2032	635	653
3.42%, 4/15/2033	1,049	983
3.47%, 4/15/2034	144	133
5.20%, 7/15/2035	305	318
3.14%, 11/15/2035 (a)	486	426
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	250	260
6.25%, 1/25/2035 (a)	565	605
6.10%, 1/25/2036 (a)	250	266
Intel Corp. 4.25%, 12/15/2042	595	491
Marvell Technology, Inc.
5.75%, 2/15/2029	1,430	1,494

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.75%, 7/15/2030	70	71
2.95%, 4/15/2031	58	54
5.95%, 9/15/2033	984	1,055
5.45%, 7/15/2035	511	528
Micron Technology, Inc.
5.88%, 2/9/2033	540	575
6.05%, 11/1/2035	422	453
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	287	294
		8,801
Software — 1.3%
Microsoft Corp. 2.53%, 6/1/2050	570	360
Oracle Corp.
3.60%, 4/1/2040	220	170
3.65%, 3/25/2041	850	647
4.00%, 11/15/2047	141	103
3.60%, 4/1/2050	674	446
3.95%, 3/25/2051	215	150
5.38%, 9/27/2054	98	84
4.38%, 5/15/2055	710	520
6.00%, 8/3/2055	1,170	1,087
Roper Technologies, Inc.
4.45%, 9/15/2030	255	256
4.75%, 2/15/2032	130	132
Salesforce, Inc. 2.70%, 7/15/2041	425	312
Synopsys, Inc.
4.85%, 4/1/2030	430	439
5.00%, 4/1/2032	320	328
5.70%, 4/1/2055	5	5
		5,039
Specialized REITs — 0.7%
Crown Castle, Inc.
5.00%, 1/11/2028	361	366
5.60%, 6/1/2029	600	623
3.10%, 11/15/2029	184	176
Extra Space Storage LP
4.00%, 6/15/2029	347	345
5.50%, 7/1/2030	398	416
5.90%, 1/15/2031	400	425
4.95%, 1/15/2033	160	162
SBA Communications Corp. 3.13%, 2/1/2029	101	97
		2,610
Specialty Retail — 0.5%
Home Depot, Inc. (The)
3.30%, 4/15/2040	130	107
5.40%, 9/15/2040	210	219
3.35%, 4/15/2050	210	152

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
2.38%, 3/15/2051	189	111
Lowe's Cos., Inc.
2.80%, 9/15/2041	1,350	979
5.63%, 4/15/2053	335	331
		1,899
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.95%, 9/11/2049	915	631
2.65%, 2/8/2051	187	119
		750
Tobacco — 3.3%
Altria Group, Inc.
4.50%, 8/6/2030	810	816
2.45%, 2/4/2032	720	638
5.63%, 2/6/2035	590	615
3.40%, 2/4/2041	607	473
BAT Capital Corp. (United Kingdom)
5.83%, 2/20/2031	56	60
5.35%, 8/15/2032	1,210	1,262
5.63%, 8/15/2035	254	266
3.73%, 9/25/2040	763	624
7.08%, 8/2/2043	466	528
4.54%, 8/15/2047	280	236
Imperial Brands Finance plc (United Kingdom)
5.50%, 2/1/2030 (a)	1,210	1,259
5.88%, 7/1/2034 (a)	830	869
Japan Tobacco, Inc. (Japan) 5.85%, 6/15/2035 (a)	580	623
Philip Morris International, Inc.
4.75%, 11/1/2031	1,505	1,539
5.38%, 2/15/2033	1,167	1,223
4.63%, 10/29/2035	1,570	1,546
3.88%, 8/21/2042	116	97
		12,674
Trading Companies & Distributors — 0.0% ^
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	18	19
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	36	38
United Rentals North America, Inc. 3.88%, 2/15/2031	20	19
		76
Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	1,101	1,042
5.30%, 2/15/2034	610	619
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,413	1,348
3.88%, 4/15/2030	620	611

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
5.13%, 5/15/2032	544	563
6.70%, 12/15/2033	868	979
3.30%, 2/15/2051	675	461
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	205	202
		5,825
Total Corporate Bonds (Cost $359,670)		364,578
Asset-Backed Securities — 0.5%
Air Canada Pass-Through Trust (Canada) Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	79	78
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	128	126
Series 2016-1, Class A, 4.10%, 1/15/2028	220	217
Series 2016-3, Class A, 3.25%, 10/15/2028	60	57
Series 2017-1, Class AA, 3.65%, 2/15/2029	532	521
Series 2017-2, Class A, 3.60%, 10/15/2029	60	57
Series 2021-1, Class B, 3.95%, 7/11/2030	50	49
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 5/15/2032	115	103
United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 1/15/2036	42	44
Series 2024-1, Class A, 5.88%, 2/15/2037	468	482
Total Asset-Backed Securities (Cost $1,698)		1,734
Loan Assignments — 0.3% (b) (h)
Electrical Equipment — 0.3%
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 8/12/2032 (Cost $999)	997	1,001
Foreign Government Securities — 0.2%
United Mexican States 5.63%, 9/22/2035 (Cost $794)	797	790
Municipal Bonds — 0.1% (i)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $326)	320	268
	SHARES (000)
Short-Term Investments — 2.9%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (j) (k) (Cost $9,104)	9,102	9,105

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bills
4.19%, 12/2/2025 (l) (m)	1,131	1,131
3.77%, 3/17/2026 (l) (m)	1,135	1,122
Total U.S. Treasury Obligations (Cost $2,253)		2,253
Total Short-Term Investments (Cost $11,357)		11,358
Total Investments — 98.6% (Cost $374,844)		379,729
Other Assets in Excess of Liabilities — 1.4%		5,555
NET ASSETS — 100.0%		385,284

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $4,607 or 1.20% of the Fund’s net
assets as of November 30, 2025.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(h)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2025.
(l)	The rate shown is the effective yield as of November 30, 2025.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	109	12/08/2025	EUR	15,352	181
Short-Term Euro-BTP	252	12/08/2025	EUR	31,622	86
Australia 3 Year Bond	1	12/15/2025	AUD	69	(1)
U.S. Treasury 10 Year Note	95	03/20/2026	USD	10,768	22
U.S. Treasury 10 Year Ultra Note	5	03/20/2026	USD	581	2
U.S. Treasury Long Bond	132	03/20/2026	USD	15,502	91
U.S. Treasury Ultra Bond	135	03/20/2026	USD	16,327	110
Long Gilt	25	03/27/2026	GBP	3,031	31
U.S. Treasury 2 Year Note	124	03/31/2026	USD	25,899	(1)
					521
Short Contracts
Euro-Bobl	(96)	12/08/2025	EUR	(13,140)	(5)
Euro-Bund	(66)	12/08/2025	EUR	(9,871)	81
Euro-Buxl 30 Year Bond	(12)	12/08/2025	EUR	(1,584)	(30)
Euro-OAT	(33)	12/08/2025	EUR	(4,704)	(76)
Euro-Schatz	(76)	12/08/2025	EUR	(9,433)	9
Australia 10 Year Bond	(6)	12/15/2025	AUD	(439)	1
Canada 10 Year Bond	(3)	03/20/2026	CAD	(264)	(2)
U.S. Treasury 10 Year Ultra Note	(139)	03/20/2026	USD	(16,150)	(60)
U.S. Treasury Long Bond	(2)	03/20/2026	USD	(235)	(1)
U.S. Treasury 5 Year Note	(242)	03/31/2026	USD	(26,563)	(33)
					(116)
					405

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	436	USD	285	Citibank, NA	12/3/2025	1
CAD	105	USD	75	Citibank, NA	12/3/2025	— (a)
CAD	3	USD	2	Morgan Stanley	12/3/2025	— (a)
EUR	400	USD	464	Barclays Bank plc	12/3/2025	1
EUR	1,011	USD	1,171	BNP Paribas	12/3/2025	3
GBP	72	USD	95	HSBC Bank, NA	12/3/2025	— (a)
CAD	3	USD	2	Barclays Bank plc	1/5/2026	— (a)
Total unrealized appreciation						5
USD	283	AUD	436	BNP Paribas	12/3/2025	(2)
USD	75	CAD	105	Barclays Bank plc	12/3/2025	— (a)
USD	2	CAD	3	Morgan Stanley	12/3/2025	— (a)
USD	1,636	EUR	1,411	HSBC Bank, NA	12/3/2025	(2)
USD	95	GBP	72	HSBC Bank, NA	12/3/2025	(1)
USD	252	AUD	386	Citibank, NA	1/5/2026	(1)
USD	2	CAD	3	Morgan Stanley	1/5/2026	— (a)
USD	1,173	EUR	1,011	BNP Paribas	1/5/2026	(2)
Total unrealized depreciation						(8)
Net unrealized depreciation						(3)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,734	$—	$1,734
Corporate Bonds	—	364,578	—	364,578
Foreign Government Securities	—	790	—	790
Loan Assignments	—	1,001	—	1,001

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds	$—	$268	$—	$268
Short-Term Investments
Investment Companies	9,105	—	—	9,105
U.S. Treasury Obligations	—	2,253	—	2,253
Total Short-Term Investments	9,105	2,253	—	11,358
Total Investments in Securities	$9,105	$370,624	$—	$379,729
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5
Futures Contracts	613	1	—	614
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8)	$—	$(8)
Futures Contracts	(208)	(1)	—	(209)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$405	$(3)	$—	$402
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (a) (b)	$14,639	$158,879	$164,413	$(1)	$1	$9,105	9,102	$401	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.